Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited)	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares USD ($) shares	Class B Ordinary Shares CNY (¥) shares	Class B Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021					¥ 66,970		¥ 201,418,380				¥ (223,679,698)		¥ (2,467,327)		¥ (24,661,675)
Balance (in Shares) at Dec. 31, 2021 | shares					103,790,000	103,790,000
Share-based compensation							4,673,673								4,673,673
Net income (loss)											111,393,524				111,393,524
Foreign currency translation adjustment													1,336,892		1,336,892
Balance at Jun. 30, 2022					¥ 66,970		206,092,053				(112,286,174)		(1,130,435)		92,742,414
Balance (in Shares) at Jun. 30, 2022 | shares					103,790,000	103,790,000
Balance at Dec. 31, 2022	¥ 35,425		¥ 36,894				354,803,564		6,647,109		(199,207,921)		2,099,329		164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	54,318,514	54,318,514	57,178,154	57,178,154
Share-based compensation							137,598								137,598
Net income (loss)											(134,319,481)				(134,319,481)	$ (18,588,875)
Foreign currency translation adjustment													1,771,255		1,771,255
Balance at Jun. 30, 2023	¥ 35,425		¥ 36,894				¥ 354,941,162		¥ 6,647,109		¥ (333,527,402)		¥ 3,870,584		¥ 32,003,772	4,429,098
Balance (in Shares) at Jun. 30, 2023 | shares	54,318,514	54,318,514	57,178,154	57,178,154
Balance (in Dollars) | $		$ 4,903		$ 5,106				$ 49,121,365		$ 919,913		$ (46,157,851)		$ 535,662		$ 4,429,098
Balance (in Shares) | shares